Intangible Assets (Details) - USD ($)				3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2025	Oct. 15, 2025	Aug. 01, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets (Details) [Line Items]
Purchase of intangible assets in exchange of issuance of common stock					$ 19,710,000				$ 19,710,000
Amortization of intangibles				$ 1,991,000			$ 3,964,000
Impairment charges
Finite-Lived Intangible Assets, Gross	$ 43,010,000			43,439,000			43,439,000		43,010,000
Developed Technology Rights [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets useful lives			5 years
Finite-Lived Intangible Assets, Gross	$ 5,479,102			5,479,000			5,479,000		$ 5,479,102
Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets useful lives	8 years		7 years						8 years
Finite-Lived Intangible Assets, Gross	$ 13,800,000			13,800,000			13,800,000		$ 13,800,000
Trade Names [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets useful lives	4 years		3 years						4 years
Finite-Lived Intangible Assets, Gross	$ 3,700,000			3,700,000			3,700,000		$ 3,700,000
Intellectual Property [Member]
Intangible Assets (Details) [Line Items]
Purchase of intangible assets in exchange of issuance of common stock		$ 19,710,000
price per share (in Dollars per share)		$ 2.19
Finite-Lived Intangible Assets, Gross	19,710,000			19,710,000			19,710,000		19,710,000
Internally developed software [Member]
Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Assets, Gross	$ 320,898			$ 750,000			$ 750,000		$ 320,898
42 Telecom [Member] | Developed Technology Rights [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets			$ 5,479,000
Acquired intangible assets useful lives	5 years				5 years				5 years
Finite-Lived Intangible Assets, Gross	$ 5,479,102								$ 5,479,102
42 Telecom [Member] | Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets useful lives	7 years				7 years				7 years
Finite-Lived Intangible Assets, Gross	$ 3,100,000								$ 3,100,000
42 Telecom [Member] | Trade Names [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets			600,000
Acquired intangible assets useful lives	3 years				3 years				3 years
Finite-Lived Intangible Assets, Gross	$ 600,000								$ 600,000
42 Telecom [Member] | Internally developed software [Member]
Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Assets, Gross	320,898								$ 320,898
42 Telecom [Member] | Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets			$ 3,100,000
Telvantis [Member] | Customer Relationships [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets	$ 10,700,000
Acquired intangible assets useful lives	8 years				8 years				8 years
Finite-Lived Intangible Assets, Gross	$ 10,700,000								$ 10,700,000
Telvantis [Member] | Trade Names [Member]
Intangible Assets (Details) [Line Items]
Acquired intangible assets	$ 3,100,000
Acquired intangible assets useful lives	4 years				4 years				4 years
Finite-Lived Intangible Assets, Gross	$ 3,100,000								$ 3,100,000
Common Stock [Member]
Intangible Assets (Details) [Line Items]
Common stock issued pursuant to assets purchase agreement Share (in Shares)					9,000,000				9,000,000
Common Stock [Member] | Intellectual Property [Member]
Intangible Assets (Details) [Line Items]
Common stock issued pursuant to assets purchase agreement Share (in Shares)		9,000,000